COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND
                Supplement to the Prospectuses and Statement of
                 Additional Information dated January 1, 2007


           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
           COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
            Supplement to the Prospectuses and Statement of Additional
                        Information dated March 1, 2007

                       COLUMBIA U.S. TREASURY INDEX FUND
               Supplement to the Prospectuses and Statement of
                Additional Information dated August 1, 2007

                          COLUMBIA CORE BOND FUND
                  Supplement to the Prospectuses and Statement of Additional Information dated September 1, 2007

                    Each a Series of Columbia Funds Series Trust I

                    COLUMBIA S&P 500 INDEX FUND, VARIABLE SERIES
                Supplement to the Prospectuses and Statement of
                     Additional Information dated May 1, 2007
                A Series of Columbia Funds Variable Insurance Trust

Effective November 1, 2007, Columbia Management Advisors, LLC has contractually agreed to waive fees and/or reimburse expenses of the following Funds to the extent necessary to ensure that their total fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed the following annual rates stated as a percentage of average net assets through the indicated expiration date:

               Fund                                       Annual Rate          Expiration Date

Columbia Core Bond Fund                                      0.45%           August 31, 2009
Columbia Connecticut Intermediate Municipal Bond Fund        0.50%         February 28, 2009
Columbia Massachusetts Intermediate Municipal Bond Fund      0.50%         February 28, 2009
Columbia New Jersey Intermediate Municipal Bond Fund         0.50%         February 28, 2009
Columbia New York Intermediate Municipal Bond Fund           0.50%         February 28, 2009
Columbia Oregon Intermediate Municipal Bond Fund             0.50%         December 31, 2008
Columbia Rhode Island Intermediate Municipal Bond Fund       0.50%         February 28, 2009
Columbia S&P 500 Index Fund, Variable Series                 0.37%            April 30, 2009
Columbia U.S. Treasury Index Fund                            0.30%             July 31, 2009


INT-47/137065-1107                                             November 1, 2007